OPPENHEIMER QUEST BALANCED VALUE FUND
           Supplement   dated  June  5,  1998  to  the   Statement  of
          Additional Information dated January 26, 1998

The Statement of Additional Information is hereby supplemented as follows:

1. The Supplements dated May 18, 1998 and May 20, 1998 to the Statement of Additional Information are replaced by this supplement.

2. Effective May 18, 1998 name of the Fund changed to "Oppenheimer Quest Balanced Value Fund" and all references to the name of the Fund on the front cover page and throughout the Statement of Additional Information were changed to reflect the new name.

3. Effective June 2, 1998, Robert G. Galli was appointed as a Trustee of Oppenheimer Quest For Value Funds (the "Trust"). The biographical information below for Mr. Galli is added to the section captioned "How the Fund is Managed - Trustees and Officers of the Trust" immediately following the information on Thomas W. Courtney on page 18:

Robert G. Galli, Trustee; Age: 64
19750 Beach Road, Jupiter Island, Florida 33469
Formerly he held the following positions: Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (October 1995 to December 1997), Vice President (June 1990 to March 1994) and Counsel of Oppenheimer Acquisition Corp., the Manager's parent holding company; Executive Vice President (December 1977 to October
1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director of OppenheimerFunds Distributor, Inc. (July 1978 to October 1993); Executive Vice President and a director of HarbourView Asset Management Corporation (April 1986 to October
1995), an investment adviser subsidiary of the Manager; Vice President and a director (October 1988 to October 1993) and Secretary (March 1981 to September
1988)  of  Centennial  Asset  Management  Corporation,   an  investment  adviser
subsidiary of the Manager; a director (November 1989 to October 1993) and Executive Vice President (November 1989 to January 1990) of Shareholder Financial Services, Inc., a transfer agent subsidiary of the Manager; a director of Shareholder Services, Inc. (August 1984 to October 1993), a transfer agent subsidiary of the Manager; a director/trustee of other Oppenheimer funds.

4. The following is added as the last paragraph to the section captioned "How the Fund is
Managed - Deferred Compensation Plan" on page 20:

      On June 2, 1998 the Trust adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the Oppenheimer Quest Funds, Oppenheimer Rochester Funds or the Oppenheimer MidCap Fund for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined as of this time nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

5. The third sentence of the fourth paragraph in the section entitled "How To Exchange Shares" starting on page 45 is revised to read as follows:

            However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998).











June 5, 1998                                                        PXO257.006

                      OPPENHEIMER QUEST OFFICERS VALUE FUND
                     Supplement   dated  June  5,  1998  to  the   Statement  of
                     Additional Information dated January 26, 1998

The Statement of Additional Information is hereby supplemented as follows:

1. The Supplement dated May 15, 1998 to the Statement of Additional Information is replaced by this supplement.

2. Effective June 2, 1998, Robert G. Galli was appointed a Trustee of Oppenheimer Quest For Value Funds (the "Trust"). The biographical information below for Mr. Galli should be added to the section captioned "How the Fund is Managed - Trustees and Officers of the Trust" immediately following the information on Thomas W. Courtney on page 19:

Robert G. Galli, Trustee; Age: 64
19750 Beach Road, Jupiter Island, Florida 33469
Formerly he held the following positions: Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (October 1995 to December 1997), Vice President (June 1990 to March 1994) and Counsel of Oppenheimer Acquisition Corp., the Manager's parent holding company; Executive Vice President (December 1977 to October
1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director of OppenheimerFunds Distributor, Inc. (July 1978 to October 1993); Executive Vice President and a director of HarbourView Asset Management Corporation (April 1986 to October
1995), an investment adviser subsidiary of the Manager; Vice President and a director (October 1988 to October 1993) and Secretary (March 1981 to September
1988)  of  Centennial  Asset  Management  Corporation,   an  investment  adviser
subsidiary of the Manager; a director (November 1989 to October 1993) and Executive Vice President (November 1989 to January 1990) of Shareholder Financial Services, Inc., a transfer agent subsidiary of the Manager; a director of Shareholder Services, Inc. (August 1984 to October 1993), a transfer agent subsidiary of the Manager; a director/trustee of other Oppenheimer funds.

3. The following is added as the last paragraph to the section captioned "How the Fund is
Managed - Deferred Compensation Plan" on page 21:

      On June 2, 1998 the Trust adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the Oppenheimer Quest Funds, Oppenheimer Rochester Funds or the Oppenheimer MidCap Fund for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined as of this time nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

4. The third sentence of the fourth paragraph in the section entitled "How To Exchange Shares" starting on page 45 is revised to read as follows:

            However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998).








June 5, 1998                                                        PXO229.006

                     OPPENHEIMER QUEST SMALL CAP VALUE FUND
                     Supplement   dated  June  5,  1998  to  the   Statement  of
                    Additional Information dated January 26, 1998

The Statement of Additional Information is hereby supplemented as follows:

1. The Supplements dated May 15, 1998 and May 20, 1998 to the Statement of Additional Information are replaced by this supplement.

2. Effective June 2, 1998, Robert G. Galli was appointed as a Trustee of Oppenheimer Quest For Value Funds (the "Trust") . The biographical information below for Mr. Galli should be added to the section captioned "How the Fund is Managed - Trustees and Officers of the Trust" immediately following the information on Thomas W. Courtney on page 17:

Robert G. Galli, Trustee; Age: 64
19750 Beach Road, Jupiter Island, Florida 33469
Formerly he held the following positions: Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (October 1995 to December 1997), Vice President (June 1990 to March 1994) and Counsel of Oppenheimer Acquisition Corp., the Manager's parent holding company; Executive Vice President (December 1977 to October
1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director of OppenheimerFunds Distributor, Inc. (July 1978 to October 1993); Executive Vice President and a director of HarbourView Asset Management Corporation (April 1986 to October
1995), an investment adviser subsidiary of the Manager; Vice President and a director (October 1988 to October 1993) and Secretary (March 1981 to September
1988)  of  Centennial  Asset  Management  Corporation,   an  investment  adviser
subsidiary of the Manager; a director (November 1989 to October 1993) and Executive Vice President (November 1989 to January 1990) of Shareholder Financial Services, Inc., a transfer agent subsidiary of the Manager; a director of Shareholder Services, Inc. (August 1984 to October 1993), a transfer agent subsidiary of the Manager; a director/trustee of other Oppenheimer funds.

3. Effective May 18, 1998, the biography for Timothy Curro on page 18 is deleted.

4. The following is added as the last paragraph to the section captioned "How the Fund is Managed - Deferred Compensation Plan" on page 20:

      On June 2, 1998 the Trust adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the Oppenheimer Quest Funds, Oppenheimer Rochester Funds or the Oppenheimer MidCap Fund for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined as of this time nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

5. Effective May 18, 1998, the first sentence of the section entitled "Portfolio Management" on page 20 is modified to delete Timothy Curro a portfolio manager of the
Fund.

6. The third sentence of the fourth paragraph in the section entitled "How To Exchange Shares" starting on page 44 is revised to read as follows:

            However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998).






June 5, 1998                                                  PXO251.008

                   OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
             Supplement   dated  June  5,  1998  to  the   Statement  of
            Additional Information dated January 26, 1998

The Statement of Additional Information is hereby supplemented as follows:

1. The Supplement dated May 15, 1998 to the Statement of Additional Information is replaced by this supplement.

2. Effective June 2, 1998, Robert G. Galli was appointed a Trustee of Oppenheimer Quest For Value Funds (the "Trust"). The biographical information below for Mr. Galli should be added to the section captioned "How the Fund is Managed - Trustees and Officers of the Trust" immediately following the information on Thomas W. Courtney on page 11:

Robert G. Galli, Trustee; Age: 64
19750 Beach Road, Jupiter Island, Florida 33469
Formerly he held the following positions: Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (October 1995 to December 1997), Vice President (June 1990 to March 1994) and Counsel of Oppenheimer Acquisition Corp., the Manager's parent holding company; Executive Vice President (December 1977 to October
1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director of OppenheimerFunds Distributor, Inc. (July 1978 to October 1993); Executive Vice President and a director of HarbourView Asset Management Corporation (April 1986 to October
1995), an investment adviser subsidiary of the Manager; Vice President and a director (October 1988 to October 1993) and Secretary (March 1981 to September
1988)  of  Centennial  Asset  Management  Corporation,   an  investment  adviser
subsidiary of the Manager; a director (November 1989 to October 1993) and Executive Vice President (November 1989 to January 1990) of Shareholder Financial Services, Inc., a transfer agent subsidiary of the Manager; a director of Shareholder Services, Inc. (August 1984 to October 1993), a transfer agent subsidiary of the Manager; a director/trustee of other Oppenheimer funds.

3. The following is added as the last paragraph to the section captioned "How the Fund is
Managed - Deferred Compensation Plan" on page 14:

      On June 2, 1998 the Trust adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the Oppenheimer Quest Funds, Oppenheimer Rochester Funds or the Oppenheimer MidCap Fund for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined as of this time nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

4. The third sentence of the fourth paragraph in the section entitled "How To Exchange Shares" starting on page 45 is revised to read as follows:

            However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998).








June 5, 1998                                                        PXO236.006